Reconciliation of Basic And Diluted Shares Used In Computing Earnings Per Equity Share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2019	2018	2017
Basic earnings per equity share - weighted average number of equity shares outstanding (1)(2)	4,347,130,157	4,510,664,644	4,571,278,894
Effect of dilutive common equivalent shares - share options outstanding	6,290,615	4,483,096	1,514,596
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	4,353,420,772	4,515,147,740	4,572,793,490

(1)	excludes treasury shares
(2)	adjusted for bonus shares, wherever applicable Refer to note 2.13